LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Computation Of Diluted Shares Outstanding
Thousands of securities	December 31, 2021	December 31, 2020
Stock options (Note 17)	5,448	3,794
Warrants (Note 18)	8,746	9,000
Total anti-dilutive	14,194	12,794